Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General information:

Toro Corp. (“Toro”) was formed on July 29, 2022 as a wholly owned subsidiary of Castor Maritime Inc. (“Castor”, or the “Former Parent Company”) under the laws of the Republic of the Marshall Islands under the name Tankco Shipping Inc. and changed its name to Toro Corp. on September 29, 2022. On March 7, 2023 (the “Distribution Date”), Castor completed the Spin-Off (as defined herein) of Toro based on the terms approved by the independent disinterested directors of Castor following the recommendation of its special committee of independent disinterested directors. In the Spin-Off, Castor separated its tanker fleet from its dry bulk and container fleet by, among other actions, contributing to Toro its interest in the subsidiaries comprising its tanker fleet, each owning one tanker vessel and Elektra Shipping Co. (the “Toro Subsidiaries”) in exchange for (i) 9,461,009 common shares of Toro, (ii) the issuance to Castor of 140,000 1.00% Series A fixed rate cumulative perpetual convertible preferred shares of Toro (the “Series A Preferred Shares”) having a stated amount of $1,000 per share and a par value of $0.001 per share and (iii) the issuance at par to Pelagos Holdings Corp, a company controlled by the Toro’s Chairman and Chief Executive Officer, of 40,000 Series B preferred shares of Toro, par value $0.001 per share (the “Series B Preferred Shares”). Toro’s common shares were distributed on March 7, 2023 pro rata to the shareholders of record of Castor as of February 22, 2023 at a ratio of one Toro common share for every ten Castor common shares. The foregoing transactions are referred to collectively herein as the “Spin-Off”. Toro began trading on the Nasdaq Capital Market (the “Nasdaq”), under the symbol “TORO”.

In addition, Toro entered into various agreements effecting the separation of its business from Castor including a Contribution and Spin-Off Distribution Agreement entered into by Toro and Castor on February 24, 2023 (the “Contribution and Spin-Off Distribution Agreement”), pursuant to which, among other things, (i) Castor agreed to indemnify Toro and the Toro Subsidiaries for any and all obligations and other liabilities arising from or relating to the operation, management or employment of vessels or subsidiaries that Castor retained after the Distribution Date and Toro agreed to indemnify Castor for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the vessels contributed to it or the Toro Subsidiaries, and (ii) Toro agreed to replace Castor as guarantor under the $18.0 million senior secured credit facility with Alpha Bank S.A. (the “$18.0 Million Term Loan Facility”) upon completion of the Spin-Off. The Contribution and Spin-Off Distribution Agreement also provided for the settlement or extinguishment of certain liabilities and other obligations between Castor and Toro and provides Castor with certain registration rights relating to Toro’s common shares, if any, issued upon conversion of the Series A Preferred Shares issued to Castor in connection with the Spin-Off. Following the successful completion of the Spin Off on March 7, 2023, Toro reimbursed Castor for expenses related to the Spin-Off that were incurred by Castor, except for any of these expenses that were incurred or paid by any of Toro’s subsidiaries, after March 7, 2023.

The Spin-off has been accounted for as a transfer of business among entities under common control. Accordingly, these accompanying consolidated financial statements of the Company have been presented as if the Toro Subsidiaries were consolidated subsidiaries of the Company for all periods presented and using the historical carrying costs of the assets and the liabilities of the subsidiaries listed below, from their dates of incorporation. As a result, the accompanying consolidated financial statements include the accounts of Toro and its wholly owned subsidiaries (collectively, the “Company”).

On April 14, 2025 (the “Robin Distribution Date”), the Company contributed (a) the subsidiaries constituting the Company’s Handysize tanker segment and (b) $10.4 million in cash to the Company’s wholly owned subsidiary, Robin Energy Ltd. (“Robin”) as a capital contribution, in exchange for (i) the issuance by Robin to Toro of all 2,386,732 of Robin’s issued and outstanding common shares, and 2,000,000 1.00% Series A fixed rate cumulative perpetual convertible preferred shares of Robin, having a stated amount of $25 and a par value of $0.001 per share and (ii) the issuance of 40,000 Series B preferred shares of Robin, par value $0.001 per share, to Pelagos Holdings Corp, a company controlled by the Company’s Chairman and Chief Executive Officer. On the same day, the Company distributed all issued and outstanding shares of Robin to its common shareholders of record as of April 7, 2025, on a pro rata basis (such transactions collectively, the “Robin Spin-Off”) (see also Note 18).

The Company is currently engaged in the worldwide transportation of refined petroleum products and liquefied petroleum gas through its vessel-owning subsidiaries.

As a result of the sale of the M/T Wonder Sirius on January 8, 2024, the Company no longer has any Aframax/LR2 vessels. The results of operations and cash flows of the Aframax/LR2 tanker segment, as well as its assets and liabilities, are reported as discontinued operations for all periods presented (Note 3).

Castor Ships S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Castor Ships”), a related party controlled by Toro’s Chairman and Chief Executive Officer, Petros Panagiotidis, provides ship management and chartering services to the vessels owned by the Company’s vessel-owning subsidiaries with effect from July 1, 2022. Such services are provided through subcontracting agreements with unrelated third-party managers, entered into with the Company’s consent, for all of the Company’s vessels. During the period ended December 31, 2021 and until June 30, 2022, Castor Ships provided only commercial ship management and chartering services to such subsidiaries. As a part of the Spin-Off, the Company entered into a master management agreement with Castor Ships with respect to its vessels in substantially the same form as Castor’s Master Management Agreement previously in place for its vessels. The vessel management agreements with Castor Ships previously entered into for each of the vessels by the applicable vessel-owning subsidiary remain in effect for each such vessel. Upon the acquisition of the LPG carrier vessels in the second and third quarters of 2023, the relevant vessel owning subsidiaries entered into management agreements with Castor Ships on substantially the same terms as the existing vessel-owning subsidiaries.

Pavimar S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Pavimar”) and related party controlled by the sister of Petros Panagiotidis, Ismini Panagiotidis, provided technical, crew and operational management services to such vessels in the period ended December 31, 2021 and until June 30, 2022. Effective July 1, 2022, the technical management agreements entered into between Pavimar and the Company’s vessel owning subsidiaries were terminated by mutual consent.

The wholly owned subsidiaries which are included in the Company’s consolidated financial statements for the periods presented are listed below.

(a) Consolidated vessel owning subsidiaries:

Company		Country of incorporation	Date of incorporation	Vessel Name	DWT	Year Built	Delivery date to Vessel owning company
1	Vision Shipping Co. (“Vision”) (1)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	36,718	2006	May 31, 2021
2	Zatanna Shipping Co. (“Zatanna”)	Marshall Islands	05/02/2023	LPG Dream Terrax	4,743	2020	May 26, 2023
3	Starfire Shipping Co. (“Starfire”)	Marshall Islands	05/02/2023	LPG Dream Arrax	4,753	2015	June 14, 2023
4	Cyborg Shipping Co. (“Cyborg”)	Marshall Islands	05/02/2023	LPG Dream Syrax	5,158	2015	July 18, 2023
5	Nightwing Shipping Co. (“Nightwing”)	Marshall Islands	05/02/2023	LPG Dream Vermax	5,155	2015	August 4, 2023

(b) Consolidated non-vessel owning subsidiaries:

1	Toro RBX Corp. (“Toro RBX”) (2)
2	Xavier Shipping Co. (“Xavier”) (1), (3)
3	Robin Energy Ltd. (“Robin”) (4)

(c) Entities comprising the discontinued operations:

1	Elektra Shipping Co. (“Elektra”) (5)
2	Rocket Shipping Co. (“Rocket”) (6)
3	Drax Shipping Co. (“Drax”) (7)
4	Colossus Shipping Co. (“Colossus”) (8)
5	Hawkeye Shipping Co. (“Hawkeye”) (9)
6	Starlord Shipping Co. (“Starlord”) (10)
7	Gamora Shipping Co. (“Gamora”) (11)

(1)	Contributed to Robin on the Robin Distribution Date in connection with the Robin Spin-Off.
(2)	Incorporated under the laws of the Marshall Islands on October 3, 2022, this entity serves as the cash manager of the Company’s subsidiaries with effect from March 7, 2023.
(3)
Incorporated under the laws of the Marshall Islands on April 27, 2021, no longer owns any vessel following the sale of the M/T Wonder Formosa on September 1, 2023, for a gross sale price of $18.0 million and delivery of such vessel to an unaffiliated third-party on November 16, 2023.

(4)
Incorporated under the laws of the Marshall Islands on September 24, 2024. At the Robin Distribution Date, Robin served as the holding company to which the equity interests of the Handysize tanker subsidiaries were contributed (see Note 18).

(5)
Incorporated under the laws of the Marshall Islands on April 27, 2021, no longer owns any vessel following the sale of the M/T Wonder Arcturus on May 9, 2022, for a gross sale price of $13.15 million and delivery of such vessel to an unaffiliated third-party on July 15, 2022.

(6)
Incorporated under the laws of the Marshall Islands on January 13, 2021, no longer owns any vessel following the sale of the M/T Wonder Polaris on May 18, 2023, for a gross sale price of $34.5 million and delivery of such vessel to an unaffiliated third-party on June 26, 2023.

(7)
Incorporated under the laws of the Marshall Islands on November 22, 2021, no longer owns any vessel following the sale of the M/T Wonder Bellatrix on May 12, 2023, for a gross sale price of $37.0 million and delivery of such vessel to an unaffiliated third-party on June 22, 2023.

(8)
Incorporated under the laws of the Marshall Islands on April 27, 2021, no longer owns any vessel following the sale of the M/T Wonder Musica on June 15, 2023, for a gross sale price of $28.0 million and delivery of such vessel to an unaffiliated third-party on July 6, 2023.

(9)
Incorporated under the laws of the Marshall Islands on April 27, 2021, no longer owns any vessel following the sale of the M/T Wonder Avior on April 28, 2023, for a gross sale price of $30.1 million and delivery of such vessel to an unaffiliated third-party on July 17, 2023.

(10)
Incorporated under the laws of the Marshall Islands on April 15, 2021, no longer owns any vessel following the sale of the M/T Wonder Vega on September 5, 2023, for a gross sale price of $31.5 million and delivery of such vessel to an unaffiliated third-party on December 21, 2023.

(11)
Incorporated under the laws of the Marshall Islands on January 13, 2021, no longer owns any vessel following the sale of the M/T Wonder Sirius on January 8, 2024, for a gross sale price of $33.8 million and delivery of such vessel to an unaffiliated third-party on January 24, 2024.

Charterer concentration:

Charterers or pool managers that individually accounted for more than 10% of the Company’s total vessel revenues (as percentages of total vessel revenues), all derived from the Company’s Handysize and LPG carrier segments (continuing operations), were as follows:

Charterer/Pool manager	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
A	100%	70%	30%
B	—%	—%	18%
C	—%	—%	17%
D	—%	—%	17%
Total	100%	70%	82%